SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts, deducted from accounts receivable
Income tax valuation allowance, deducted from deferred tax assets
Balance at Beginning of Period	$ 32	$ 28	$ 28
Charged to Costs and Expenses	95	83	57
Charged to Other Accounts	0	0	0
Deductions	(84)	(79)	(57)
Balance at End of Period	43	32	28
Income tax valuation allowance, deducted from deferred tax assets
Income tax valuation allowance, deducted from deferred tax assets
Balance at Beginning of Period	3,794	1,863	4,116
Charged to Costs and Expenses	(3,543)	1,934	(151)
Charged to Other Accounts	(9)	(128)	(15)
Deductions	0	125	(2,087)
Balance at End of Period	$ 242	$ 3,794	$ 1,863